WARRANT LIABILITIES (Details) - CIK 0001846136 Riverview Acquisition Corp - $ / shares	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Apr. 04, 2022
Warrants [Abstract]
Period to exercise warrants after Business Combination	30 days	30 days
Period to exercise warrants after closing of Initial Public Offering	12 months	12 months
Expiration period of warrants	5 years	5 years
Period to file registration statement after initial Business Combination	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Share price (in dollars per share)	$ 9.20
Warrant redemption price (in dollars per share)	18.00
Threshold trigger price for redemption of warrants (in dollars per share)	$ 10.00	$ 10.00
Public Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	12,500,000	12,500,000
Share price (in dollars per share)	$ 0.01
Warrant redemption price (in dollars per share)		$ 0.01
Notice period to redeem warrants	30 days	30 days
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Redemption period	30 days	30 days
Percentage multiplier	180.00%	180.00%
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	7,400,000	7,400,000
Expiration period of warrants	5 years	5 years
Class A Common Stock [Member]
Warrants [Abstract]
Period to file registration statement after initial Business Combination	20 days
Share price (in dollars per share)			$ 10.00
Trading day period to calculate volume weighted average trading price	20 days	20 days
Class A Common Stock [Member] | Public Warrants [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Additional Issue of Ordinary Shares or Equity-Linked Securities [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)		$ 18.00
Percentage multiplier	115.00%	115.00%
Additional Issue of Ordinary Shares or Equity-Linked Securities [Member] | Minimum
Warrants [Abstract]
Aggregate gross proceeds from issuance as a percentage of total equity proceeds	60.00%	60.00%
Additional Issue of Ordinary Shares or Equity-Linked Securities [Member] | Class A Common Stock [Member] | Maximum
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20